Shareholder Fees	Sep. 18, 2020
First American Government Obligations Fund | First American Government Obligations Fund- Class T
Shareholder Fees Abstract
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund- Class T
Shareholder Fees Abstract
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
First American Treasury Obligations Fund | First American Treasury Obligations Fund- Class T
Shareholder Fees Abstract
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund- Class T
Shareholder Fees Abstract
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none